Concentration and Risks	6 Months Ended
Jun. 30, 2025
Concentration and Risks
Concentration and Risks

4.    Concentration and Risks

(a) Concentration of credit risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, trade receivables, amount due from related parties, deposits and other receivables. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. As of December 31, 2024 and June 30, 2025, the great majority of the Group’s cash and cash equivalents, restricted cash and short-term investments were held by major financial institutions located in the PRC and the United States which management believes are of high credit quality based on their credit ratings.

(b) Currency convertibility risk

The PRC government imposes controls on the convertibility of RMB into foreign currencies. The Group’s cash and cash equivalents and restricted cash denominated in RMB that are subject to such government controls amounted to RMB19,902,484 and RMB12,099,603 as of December 31, 2024 and June 30, 2025, respectively. The value of RMB is subject to changes in the central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the PRC must be processed through PBOC or other Chinese foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.

(c) Foreign currency exchange rate risk

Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. While the international reaction to the RMB appreciation has generally been positive, there remains significant international pressure on the PRC government to adopt an even more flexible currency policy, which could result in a further and more significant appreciation of the RMB against other currencies.

(d)Concentration of customers and suppliers

The following tables summarized the customer with greater than 10% of the total revenue and account receivables:

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Percentage of the total revenue
Customer A [1]	13%	16%

	December 31,	June 30,
	2024	2025
		(Unaudited)
Percentage of the account receivables
Customer A [1]	81%	88%

[1] A related party of the Group

The following tables summarizes the supplier with greater than 10% of the total purchase and payables:

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Percentage of the total purchase
Supplier A	15%	12%

	December 31,	June 30,
	2024	2025
		(Unaudited)
Percentage of the account payables
Supplier A	16%	12%